Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Total revenue	$ 1,723	$ 260
Printers rental [Member]
Statement Line Items [Line Items]
Total revenue	127	260
Consumables [Member]
Statement Line Items [Line Items]
Total revenue	13
Sales of printers [Member]
Statement Line Items [Line Items]
Total revenue	$ 1,583